RELATED PARTY TRANSACTIONS - Summary of Net Amounts Charged by/to Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
ICB Shipping (Bermuda) Ltd
Related Party Transaction [Line Items]
Amounts due to related parties	$ 0	$ 579
Frontline Management (Bermuda) Ltd
Related Party Transaction [Line Items]
Amounts due to related parties	3,765	6,005
The Former Golden Ocean
Related Party Transaction [Line Items]
Amounts due to related parties	0	134
Ship Finance International Limited
Related Party Transaction [Line Items]
Amounts due to related parties	15,372	0
Amounts due from related parties	404	164
Seateam
Related Party Transaction [Line Items]
Amounts due to related parties	954	711
Seatankers Management Co., Ltd
Related Party Transaction [Line Items]
Amounts due to related parties	171	0
Amounts due from related parties	474	42
Capesize Chartering
Related Party Transaction [Line Items]
Amounts due to related parties	35	0
United Freight Carriers LLC
Related Party Transaction [Line Items]
Amounts due from related parties	150	0
ADS Kristiansand
Related Party Transaction [Line Items]
Amounts due from related parties	$ 15	$ 0